SUPPLEMENT DATED NOVEMBER 1, 2002
                              TO THE PROSPECTUS OF

                     USALLIANZ ALTERITY(TM) VARIABLE ANNUITY
                                DATED MAY 1, 2002

                                    ISSUED BY
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                         ALLIANZ LIFE VARIABLE ACCOUNT B


Effective November 1, 2002, the minimum initial Purchase Payment amount is $10,000 for both Qualified and Non-Qualified Contracts, subject to state approval in certain states. Additional Purchase Payment minimum amounts are as set out in the prospectus.

THE PROSPECTUS IS REVISED AS FOLLOWS:

On page 5 in the section entitled "Purchase" the first sentence of the paragraph is revised as follows:

     You can buy the Contract with $10,000 or more.

On page 22 in the section entitled "Purchase Payments" the first bullet point is revised as follows:

     o the minimum initial payment Allianz Life will accept is $10,000.


THIS SUPPLEMENT SHOULD BE ATTACHED TO THE PROSPECTUS AND RETAINED FOR FUTURE REFERENCE.



                                                                    PRO-001-1102